Common Stock - Schedule of Reserved Shares of Common Stock for Future Issuance (Details) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Reserved shares of common stock for future issuance	6,040,707	4,535,203	4,105,202
Convertible Preferred Stock
Class Of Stock [Line Items]
Reserved shares of common stock for future issuance		2,617,386	2,617,386
Stock Options Outstanding
Class Of Stock [Line Items]
Reserved shares of common stock for future issuance	1,927,428	1,514,770	1,263,831
Shares Available For Future Grant
Class Of Stock [Line Items]
Reserved shares of common stock for future issuance		399,737	220,675
Shares available for Future Grant under 2020 Equity Incentive Plan
Class Of Stock [Line Items]
Reserved shares of common stock for future issuance	3,790,279	399,737
Shares available for Future Grant under Employee Stock Purchase Plan
Class Of Stock [Line Items]
Reserved shares of common stock for future issuance	323,000
Common Stock Warrants
Class Of Stock [Line Items]
Reserved shares of common stock for future issuance		3,310	3,310